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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05099

                          Pioneer Money Market Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2015 through June 30, 2015


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.


                           Pioneer Cash
                           Reserves Fund

--------------------------------------------------------------------------------
                           Semiannual Report | June 30, 2015
--------------------------------------------------------------------------------

                           Ticker Symbols:

                           Class A     PMTXX
                           Class Y     PRYXX

                           [LOGO] PIONEER
                                  Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

President's Letter                                                             2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              7

Performance Update                                                             8

Comparing Ongoing Fund Expenses                                               10

Schedule of Investments                                                       12

Financial Statements                                                          18

Notes to Financial Statements                                                 24

Trustees, Officers and Service Providers                                      30

                      Pioneer Cash Reserves Fund | Semiannual Report | 6/30/15 1

President's Letter

Dear Shareowner,

At mid-year, economic conditions and government policies around the world are far from homogeneous, and we expect them to continue to diverge. In the United States, an ongoing economic expansion has brought the unemployment rate down to levels where wage growth is likely to accelerate. Economic growth and fiscal austerity have dramatically reduced the Federal budget deficit, while very accommodative Federal Reserve System policies have kept interest rates exceptionally low. In Europe and Japan, cyclical economic recoveries/expansions appear to be gaining traction, buttressed by aggressive quantitative easing policies of central banks as well as cheaper currencies. China's ongoing transition from an infrastructure investment-driven to a consumer-driven economy and the dramatic decline in the price of oil -- largely a result of U.S. "fracking" -- have benefited some countries while burdening others. On balance, though, the global economic outlook has continued to improve, although economic and geopolitical "storm clouds" remain.

Today's market environment presents numerous opportunities as well as challenges for investors. While we believe that the capital markets may already have priced in some recent trends, such as the U.S. dollar's appreciation against a basket of global currencies, it is worth noting that investment risks and opportunities are not always aligned with the economic outlook.

Since 1928, Pioneer's investment professionals have focused on identifying and capitalizing on the investment opportunities that present themselves in a variety of ever-changing economic and market conditions, including those we face today, while seeking to limit the risk of the permanent impairment of our clients' capital. Our ongoing goal is to deliver competitive returns consistent with our strategies' stated style and objectives and consistent with our shareholders' expectations over a range of market conditions. We believe our shareowners benefit from the experience and tenure of our investment teams, the insights generated from extensive research resources, and our commitment to prudent risk management.

2 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/15

We encourage you to work with your financial advisor to develop an overall investment plan that addresses both your short- and long-term goals, and to implement such a plan in a disciplined manner, as we do when managing the assets our clients have entrusted to us.

We greatly appreciate your trust in us in the past and look forward to continuing to serve you in the future.

Sincerely,

/s/ Lisa M. Jones

Lisa M. Jones
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                      Pioneer Cash Reserves Fund | Semiannual Report | 6/30/15 3

Portfolio Management Discussion | 6/30/15

Money market yields remained at historic lows during the first half of 2015 as investors awaited signals from the U.S. Federal Reserve System (the Fed) that it would begin tightening monetary policy and raising interest rates. In the following discussion, Seth Roman reviews the factors that affected the performance of Pioneer Cash Reserves Fund during the six-month period ended June 30, 2015. Mr. Roman, a vice president and a portfolio manager at Pioneer, is responsible for the daily management of the Fund.

Q    How did the Fund perform during the six-month period ended June 30, 2015?

A Pioneer Cash Reserve Fund's Class A shares returned 0.00% at net asset value during the six-month period ended June 30, 2015. During the same period, the average return of the 208 mutual funds in Lipper's Money Market Funds category was 0.01%.

Q How would you describe the investment environment during the six-month period ended June 30, 2015?

A Despite widespread speculation about when the Fed would begin to hike the Federal funds rate, which heavily influences the short-term market, the rate remained in the historically low range of 0.00% to 0.25% throughout the first half of 2015. Early in the six-month period, investors had anticipated that the Fed could begin raising rates and tightening monetary policy - perhaps by mid-year - in the wake of improving U.S. economic data over most of the final months of 2014. Then, however, a very disappointing economic report for the first quarter of 2015, with the official calculation of domestic gross domestic product growth (GDP) showing the economy contracting at an annual rate of 0.2%, pushed back the market's expectations of when the Fed might act on interest rates. Despite the negative GDP growth figure for the first calendar quarter of the year, other economic data -- most notably rising employment trends and solid housing data -- continued to suggest a strengthening domestic economy, and many economists projected that the nation's GDP would once again expand in the second quarter. The GDP projections for the second quarter encouraged the belief that the Fed might begin raising short-term rates by the end of 2015, perhaps even by September, assuming economic data continues to improve.

Q How did you manage the Fund's portfolio during the six-month period ended June 30, 2015?

A We maintained an extremely conservative posture in the Fund's portfolio, focusing on protection of assets, as we continued to believe that market participants were not being paid enough to increase portfolio risk, either by

4 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/15 extending the maturities of holdings or by moving down in credit quality. We kept the average maturity of the Fund's holdings at less than 10 days, and we retained a focus on owning investments of the highest credit quality. We concentrated the portfolio's investments in the following instruments: repurchase agreements collateralized by Treasuries and government agency mortgages; commercial paper; Treasury bills; and certificates of deposit. We also increased the Fund's positions in floating-rate Treasury securities, which feature daily rate resets and effectively carry no credit risk.

     We believe the conservative portfolio posture protects shareholders' assets, while keeping the Fund well positioned to take advantage of any opportunities when, and if, money market interest rates begin to rise.

Q    What is your investment outlook?

A Fed Chair Janet Yellen is being particularly cautious in her forecasting, but she does indicate that it is becoming increasing evident that the U.S. economy is improving, as employment rises without undue inflationary pressures. Ms. Yellen has suggested that the current Federal funds rate range of 0.00% to 0.25%, which was initiated when the economy faced a crisis in financial liquidity, is now inappropriate.

     While it is unclear whether the Fed might begin raising rates in September or December -- assuming economic data continues to improve -- we believe the timing of rate increases is less important than the pace of them, though the Fed has indicated that rate increases will be slow and steady.

     Although the Fed is leaning toward an optimistic view of the domestic economy, it cannot ignore the interconnectedness of the global economy. Certainly, the Greek fiscal crisis and slowing growth in China, among other issues, could have an effect on the U.S. economic picture, and so the Fed is watching those situations carefully. Nevertheless, we believe the most likely scenario is that the U.S. central bank will begin raising rates before the end of 2015.

     With its very short duration, we believe the Fund is well positioned to take advantage of opportunities that may arise when rates begin to increase. (Duration is a measure of the sensitivity of the price - the value of principal - of a fixed-income investment to a change in interest rates, expressed as a number of years.)

Note to shareholders: The Board of Trustees of Pioneer Cash Reserves Fund has approved changes to the Fund's investment objectives and strategies that will allow the Fund to operate as a government money market fund. The approved changes are expected to go into effect at the close of business on or about November 13, 2015, and the Fund will be renamed Pioneer U.S. Government Money Market Fund. For more information, please see Notes to the Financial Statements,
Note 6, on page 28 of this report.

                      Pioneer Cash Reserves Fund | Semiannual Report | 6/30/15 5

Please refer to the Schedule of Investments on pages 12-17 for a full listing of Fund securities.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Fund shares are not federally insured by the Federal Deposit Insurance Corporation or any other government agency.

The securities issued by U.S. Government-sponsored entities (e.g., FNMA, Freddie
Mac) are neither guaranteed nor issued by the U.S. Government.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Before investing, consider the product's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus or summary prospectus containing this information. Read it carefully.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

6 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/15

Portfolio Summary | 6/30/15

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Temporary Cash Investment                                                  37.3%
U.S. Government Securities                                                 32.5%
Municipal Bonds                                                            29.2%
U.S. Corporate Bonds                                                        1.0%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)*

 1.   Prudential Financial, Inc., Discount Note, 7/1/15                                            6.76%
--------------------------------------------------------------------------------------------------------
 2.   U.S. Treasury Note, Floating Rate Note, 7/31/16                                               4.44
--------------------------------------------------------------------------------------------------------
 3.   U.S. Treasury Note, Floating Rate Note, 4/30/16                                               4.44
--------------------------------------------------------------------------------------------------------
 4.   U.S. Treasury Note, Floating Rate Note, 1/31/16                                               4.44
--------------------------------------------------------------------------------------------------------
 5.   U.S. Treasury Note, Floating Rate Note, 10/31/16                                              4.44
--------------------------------------------------------------------------------------------------------
 6.   Maryland Health & Higher Educational Facilities Authority, Floating Rate Note, 7/1/36         4.05
--------------------------------------------------------------------------------------------------------
 7.   City of Minneapolis MN , Floating Rate Note, 11/15/34                                         3.88
--------------------------------------------------------------------------------------------------------
 8.   Federal Home Loan Mortgage Corp., Floating Rate Note, 10/16/15                                3.10
--------------------------------------------------------------------------------------------------------
 9.   Loudoun County Economic Development Authority, Floating Rate Note, 2/15/38                    3.06
--------------------------------------------------------------------------------------------------------
10.   District of Columbia, Floating Rate Note, 4/1/41                                              2.84
--------------------------------------------------------------------------------------------------------

* The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

                      Pioneer Cash Reserves Fund | Semiannual Report | 6/30/15 7

Prices and Distributions | 6/30/15

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Class                          6/30/15                     12/31/14
--------------------------------------------------------------------------------
        A                             $1.00                        $1.00
--------------------------------------------------------------------------------
        Y                             $1.00                        $1.00
--------------------------------------------------------------------------------

Distributions per Share: 1/1/15 - 6/30/15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            Short-Term           Long-Term
     Class           Dividends             Capital Gains       Capital Gains
--------------------------------------------------------------------------------
       A               $  --                   $  --               $  --
--------------------------------------------------------------------------------
       Y               $  --                   $  --               $  --
--------------------------------------------------------------------------------

Yields
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Class                  7-Day Annualized                  7-Day Effective*
--------------------------------------------------------------------------------
        A                          0.01%                             0.01%
--------------------------------------------------------------------------------
        Y                          0.01%                             0.01%
--------------------------------------------------------------------------------

*    Assumes daily compounding of dividends.

8  Pioneer Cash Reserves Fund | Semiannual Report | 6/30/15

Expense Ratio (Per prospectus dated May 1, 2015)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          Class                                          Gross
--------------------------------------------------------------------------------
            A                                            0.75%
--------------------------------------------------------------------------------
            Y                                            0.46%
--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results.

Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer has agreed to limit the Fund's expenses for any class of shares or waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share. From time to time, Pioneer and its affiliates may limit the expenses of one or more classes for the purpose of avoiding a negative yield or increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by Pioneer at any time without notice.

Performance does not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                      Pioneer Cash Reserves Fund | Semiannual Report | 6/30/15 9

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses.You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Cash Reserves Fund

Based on actual returns from January 1, 2015, through June 30, 2015.

--------------------------------------------------------------------------------
Share Class                                       A                        Y
--------------------------------------------------------------------------------
Beginning Account Value                       $1,000.00                $1,000.00
Value on 1/1/15
--------------------------------------------------------------------------------
Ending Account                                $1,000.00                $1,000.00
Value on 6/30/15
--------------------------------------------------------------------------------
Expenses Paid                                 $    0.40                $    0.40
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.08% and 0.08% for Class A and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

10 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/15

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Cash Reserves Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2015, through June 30, 2015.

--------------------------------------------------------------------------------
 Share Class                       A                                      Y
--------------------------------------------------------------------------------
Beginning Account                 $1,000.00                         $   1,000.00
Value on 1/1/15
--------------------------------------------------------------------------------
Ending Account                    $1,024.40                         $   1,024.40
Value on 6/30/15
--------------------------------------------------------------------------------
Expenses Paid                     $    0.40                        $        0.40
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.08% and 0.08% for Class A and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/15 11

Schedule of Investments | 6/30/15 (unaudited)

------------------------------------------------------------------------------------------------
             Floating
Principal    Rate (b)
Amount ($)   (unaudited)                                                         Value
------------------------------------------------------------------------------------------------
                           CORPORATE BONDS -- 0.7%
                           FOOD, BEVERAGE & TOBACCO -- 0.3%
                           Soft Drinks -- 0.3%
   800,000                 The Coca-Cola Co., 1.5%, 11/15/15                     $       803,463
                                                                                 ---------------
                           Total Food, Beverage & Tobacco                        $       803,463
------------------------------------------------------------------------------------------------
                           BANKS -- 0.2%
                           Diversified Banks -- 0.2%
   440,000          0.53   Bank of Nova Scotia Houston, Floating
                           Rate Note, 10/23/15                                   $       440,324
   200,000                 US Bancorp, 2.45%, 7/27/15                                    200,314
                                                                                 ---------------
                                                                                 $       640,638
                                                                                 ---------------
                           Total Banks                                           $       640,638
------------------------------------------------------------------------------------------------
                           DIVERSIFIED FINANCIALS -- 0.2%
                           Consumer Finance -- 0.2%
   700,000                 Toyota Motor Credit Corp., 0.875%, 7/17/15            $       700,181
                                                                                 ---------------
                           Total Diversified Financials                          $       700,181
------------------------------------------------------------------------------------------------
                           TOTAL CORPORATE BONDS
                           (Cost $2,144,282)                                     $     2,144,282
------------------------------------------------------------------------------------------------
                           U.S. GOVERNMENT AND AGENCY
                           OBLIGATIONS -- 30.6%
   500,000                 Fannie Mae Discount Notes, 7/1/15                     $       500,000
   800,000                 Fannie Mae Discount Notes, 7/6/15                             799,993
 1,000,000          0.14   Federal Farm Credit Banks, Floating Rate
                           Note, 10/1/15                                               1,000,128
   325,000          0.15   Federal Farm Credit Banks, Floating Rate
                           Note, 10/26/15                                                325,022
 2,000,000          0.15   Federal Farm Credit Banks, Floating Rate
                           Note, 11/18/15                                              2,000,000
 2,500,000          0.14   Federal Farm Credit Banks, Floating Rate
                           Note, 11/4/15                                               2,500,354
 3,000,000          0.20   Federal Farm Credit Banks, Floating Rate
                           Note, 12/2/15                                               3,000,502
   340,000          0.15   Federal Farm Credit Banks, Floating Rate
                           Note, 2/18/16                                                 340,097
 1,630,000          0.17   Federal Farm Credit Banks, Floating Rate
                           Note, 9/18/15                                               1,630,280
 3,100,000                 Federal Home Loan Bank Discount
                           Notes, 0.0%, 7/1/15 (c)                                     3,100,000
   675,000                 Federal Home Loan Bank Discount Notes,
                           0.0%, 7/6/15 (c)                                              674,997
   200,000                 Federal Home Loan Banks, 0.16%, 10/9/15                       200,000
 4,625,000          0.21   Federal Home Loan Banks, Floating Rate
                           Note, 10/1/15                                               4,625,789
 1,000,000          0.22   Federal Home Loan Banks, Floating Rate
                           Note, 10/7/15                                               1,000,191

The accompanying notes are an integral part of these financial statements.

12 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/15

------------------------------------------------------------------------------------------------
             Floating
Principal    Rate (b)
Amount ($)   (unaudited)                                                          Value
------------------------------------------------------------------------------------------------
                           U.S. Government and Agency
                           Obligations -- (continued)
 1,000,000          0.22   Federal Home Loan Banks, Floating Rate
                           Note, 10/7/15                                         $     1,000,214
   835,000          0.15   Federal Home Loan Banks, Floating Rate
                           Note, 12/16/15                                                835,154
 1,500,000          0.22   Federal Home Loan Banks, Floating Rate
                           Note, 8/19/15                                               1,500,261
 1,500,000          0.17   Federal Home Loan Banks, Floating Rate
                           Note, 9/14/15                                               1,500,048
 1,000,000                 Federal Home Loan Mortgage Corp.,
                           4.375%, 7/17/15                                             1,001,913
 6,980,000          0.16   Federal Home Loan Mortgage Corp., Floating
                           Rate Note, 10/16/15                                         6,980,661
 2,700,000          0.17   Federal Home Loan Mortgage Corp., Floating
                           Rate Note, 11/25/15                                         2,700,286
 1,075,000          0.48   Federal National Mortgage Association, Floating
                           Rate Note, 10/3/16                                          1,079,084
 4,610,000          0.19   Federal National Mortgage Association,
                           Floating Rate Note, 7/25/16                                 4,611,490
 1,000,000          0.20   Federal National Mortgage Association,
                           Floating Rate Note, 8/16/16                                 1,000,514
 1,000,000          0.20   Federal National Mortgage Association,
                           Floating Rate Note, 8/26/16                                 1,000,593
 2,400,000                 Freddie Mac Discount Notes, 7/10/15                         2,399,982
 1,050,000                 U.S. Treasury Bills, 0.0%, 10/1/15 (c)                      1,049,925
 2,325,000                 U.S. Treasury Bills, 0.0%, 10/15/15 (c)                     2,324,728
 2,325,000                 U.S. Treasury Bills, 0.0%, 10/8/15 (c)                      2,324,749
 1,300,000                 U.S. Treasury Bills, 0.0%, 7/23/15 (c)                      1,299,966
10,000,000          0.06   U.S. Treasury Note, Floating Rate Note, 1/31/16            10,000,130
10,000,000          0.07   U.S. Treasury Note, Floating Rate Note, 10/31/16            9,993,720
10,000,000          0.08   U.S. Treasury Note, Floating Rate Note, 4/30/16            10,000,925
10,000,000          0.08   U.S. Treasury Note, Floating Rate Note, 7/31/16            10,001,635
------------------------------------------------------------------------------------------------
                           TOTAL U.S. GOVERNMENT AND
                           AGENCY OBLIGATIONS
                           (Cost $94,303,331)                                    $    94,303,331
------------------------------------------------------------------------------------------------
                           MUNICIPAL BONDS -- 27.5%*
                           Municipal Development -- 2.8%
 5,910,000          0.02   Mississippi Business Finance Corp.,
                           Floating Rate Note, 12/1/30                           $     5,910,000
 2,735,000          0.02   Mississippi Business Finance Corp.,
                           Floating Rate Note, 12/1/30                                 2,735,000
                                                                                 ---------------
                                                                                 $     8,645,000
------------------------------------------------------------------------------------------------
                           Municipal Education -- 1.1%
 3,235,000          0.19   Illinois Finance Authority, Floating
                           Rate Note, 9/1/41                                     $     3,235,000
------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/15 13

------------------------------------------------------------------------------------------------
             Floating
Principal    Rate (b)
Amount ($)   (unaudited)                                                         Value
------------------------------------------------------------------------------------------------
                           Higher Municipal Education -- 12.4%
 6,180,000          0.05   Connecticut State Health & Educational
                           Facility Authority, Floating Rate Note, 7/1/33        $     6,180,000
 6,400,000          0.06   District of Columbia, Floating Rate
                           Note, 4/1/41                                                6,400,000
 6,065,000          0.06   District of Columbia, Floating Rate
                           Note, 4/1/41                                                6,065,000
 9,120,000          0.04   Maryland Health & Higher Educational
                           Facilities Authority, Floating Rate Note, 7/1/36            9,120,000
 1,000,000          0.06   Permanent University Fund, Floating Rate
                           Note, 7/1/38                                                1,000,000
 3,350,000          0.04   Syracuse Industrial Development Agency,
                           Floating Rate Note, 12/1/35                                 3,350,000
 6,195,000          0.07   University of Michigan, Floating Rate
                           Note, 12/1/29                                               6,195,000
                                                                                 ---------------
                                                                                 $    38,310,000
------------------------------------------------------------------------------------------------
                           Municipal Medical -- 11.2%
 8,750,000          0.06   City of Minneapolis MN , Floating Rate
                           Note, 11/15/34                                        $     8,750,000
 6,000,000          0.02   Harris County Health Facilities Development
                           Corp., Floating Rate Note, 12/1/41                          6,000,000
 5,350,000          0.02   Harris County Health Facilities Development
                           Corp., Floating Rate Note, 12/1/41                          5,350,000
 6,900,000          0.04   Loudoun County Economic Development
                           Authority, Floating Rate Note, 2/15/38                      6,900,000
 5,000,000          0.07   Massachusetts Development Finance
                           Agency, Floating Rate Note, 7/1/46                          5,000,000
   800,000          0.05   Oregon State Facilities Authority, Floating
                           Rate Note, 8/1/34                                             800,000
   640,000          0.02   The Charlotte-Mecklenburg Hospital
                           Authority, Floating Rate Note, 1/15/26                        640,000
 1,100,000          0.05   University of Wisconsin Hospitals & Clinics
                           Authority, Floating Rate Note, 4/1/29                       1,100,000
                                                                                 ---------------
                                                                                 $    34,540,000
------------------------------------------------------------------------------------------------
                           TOTAL MUNICIPAL BONDS
                           (Cost $84,730,000)                                    $    84,730,000
------------------------------------------------------------------------------------------------
                           TEMPORARY CASH INVESTMENTS -- 35.1%
                           Certificate of Deposit -- 4.4%
 1,000,000          0.25   Bank of Nova Scotia Houston, Floating
                           Rate Note, 7/6/15                                     $     1,000,014
   250,000          0.00   Bank of Nova Scotia Houston, Floating
                           Rate Note, 9/28/15                                            250,025
 3,750,000          0.27   Cooperatieve Centrale Raiffeisen-Boerenleenbank
                           BA New York, Floating Rate Note, 7/7/15                     3,750,064
   800,000                 Mizuho Bank, Ltd., 0.26%, 8/19/15                             800,054
   500,000                 Mizuho Bank, Ltd., 0.27%, 9/8/15                              500,000
   750,000          0.39   Nordea Bank Finland Plc New York, Floating
                           Rate Note, 11/9/15                                            750,204

The accompanying notes are an integral part of these financial statements.

14 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/15

------------------------------------------------------------------------------------------------
             Floating
Principal    Rate (b)
Amount ($)   (unaudited)                                                         Value
------------------------------------------------------------------------------------------------
                           Certificate of Deposit -- (continued)
 1,250,000          0.23   Nordea Bank Finland Plc New York, Floating
                           Rate Note, 7/15/15                                    $     1,250,027
 1,000,000                 Skandinaviska Enskilda Banken AB,
                           0.25%, 7/2/15                                               1,000,003
 1,600,000                 Svenska Handelsbanken AB, 0.2%, 7/24/15                     1,600,051
 1,100,000          0.19   Wells Fargo Bank NA, Floating Rate Note, 10/2/15            1,099,980
 1,500,000          0.29   Wells Fargo Bank NA, Floating Rate Note, 11/9/15            1,500,154
                                                                                 ---------------
                                                                                 $    13,500,576
------------------------------------------------------------------------------------------------
                           Commercial Paper -- 9.9%
 3,000,000                 Bank of Tokyo-Mitsubishi UFJ, Ltd., Discount
                           Note, 7/22/15                                         $     2,999,650
 3,000,000                 BMW US Capital llc, Discount Note, 7/22/15                  2,999,790
 1,540,000                 Electricite de France SA, Discount Note, 7/24/15            1,539,882
 1,550,000                 ENGIE, Discount Note, 7/6/15                                1,549,941
   100,000                 Export Development Canada, Discount
                           Note, 7/2/15                                                  100,000
15,230,000                 Prudential Financial, Inc., Discount Note, 7/1/15          15,230,000
   770,000                 Skandinaviska Enskilda Banken AB, Discount
                           Note, 7/16/15                                                 769,949
   800,000                 Skandinaviska Enskilda Banken AB, Discount
                           Note, 7/6/15                                                  799,972
 1,600,000                 Skandinaviska Enskilda Banken AB, Discount
                           Note, 7/8/15                                                1,599,952
 3,000,000                 Wal-Mart Stores, Inc., Discount Note, 7/6/15                2,999,979
                                                                                 ---------------
                                                                                 $    30,589,115
------------------------------------------------------------------------------------------------
                           Repurchase Agreements -- 20.8%
21,380,000                 $21,380,000 Bank of Nova Scotia, 0.14%,
                           dated 6/30/15 plus accrued interest on 7/1/15
                           collateralized by the following:
                           $6,100,666 Freddie Mac Giant, 4.0%-5.5%,
                           6/1/35 - 1/1/45
                           $9,971,806 Federal National Mortgage
                           Association, 3.0% - 6.0%, 2/1/23 - 7/1/45
                           $4,906,121 Government National Mortgage
                           Association II, 3.0% - 3.5%, 7/20/41 - 6/20/45
                           $623,294 U.S. Treasury Notes, 1.625%, 11/15/22
                           $205,700 U.S. Treasury Strip, 0.125%, 4/15/17         $    21,380,000
21,380,000                 $21,380,000 RBC Capital Markets LLC, 0.10%,
                           dated 6/30/15 plus accrued interest on 7/1/15
                           collateralized by the following:
                           $25,600 Federal Home Loan Mortgage Corp.,
                           2.857%, 5/1/44
                           $4,553,365 Federal National Mortgage Association
                           (ARM), 2.275% - 2.694%, 6/1/36 - 6/1/45
                           $17,228,635 Federal National Mortgage
                           Association, 3.0% - 4.5%, 2/1/26 - 5/1/45                  21,380,000

The accompanying notes are an integral part of these financial statements.

                     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/15 15

------------------------------------------------------------------------------------------------
Principal
Amount ($)                                                                       Value
------------------------------------------------------------------------------------------------
                           Repurchase Agreements -- (continued)
21,380,000                 $21,380,000 TD Securities USA LLC, 0.11%,
                           dated 6/30/15 plus accrued interest on 7/1/15
                           collateralized by the following:
                           $10,406,185 U.S. Treasury Notes, 2.0%, 11/30/20
                           $7,198,934 U.S. Treasury Bill, 0.0%,, 6/23/16
                           $3,787,595 Federal National Mortgage
                           Association, 3.5%, 3/1/32
                           $414,912 Freddie Mac Giant, 4.0%, 4/1/45              $    21,380,000
                                                                                 ---------------
                                                                                 $    64,140,000
------------------------------------------------------------------------------------------------
                           TOTAL TEMPORARY CASH INVESTMENTS
                           (Cost $108,229,691)                                   $   108,229,691
------------------------------------------------------------------------------------------------
                           TOTAL INVESTMENT IN SECURITIES -- 93.9%
                           (Cost $289,407,304) (a)                               $   289,407,304
------------------------------------------------------------------------------------------------
                           OTHER ASSETS & LIABILITIES -- 6.1%                    $    18,683,799
------------------------------------------------------------------------------------------------
                           TOTAL NET ASSETS -- 100.0%                            $   308,091,103
================================================================================================

* Variable rate securities issued by municipalities that are payable upon demand by the Fund at specified time intervals no greater than thirteen months. Securities are listed at their final maturity dates.

(a)  At June 30, 2015, cost for federal income tax purposes was $289,407,304.

(b) Debt obligation with a variable interest rate. Rate shown is rate at end of period.

(c) Security issued with a zero coupon. Income is recognized through accretion of discount.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2015 aggregated $127,388,895 and $90,261,560 respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

     Level 1 - quoted prices in active markets for identical securities.

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

The accompanying notes are an integral part of these financial statements.

16 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/15

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund's investments:

----------------------------------------------------------------------------------------------------
                                            Level 1    Level 2          Level 3      Total
----------------------------------------------------------------------------------------------------

Corporate Bonds                             $ --       $    2,144,282   $ --         $     2,144,282
U.S. Government and Agency Obligations        --           94,303,331     --              94,303,331
Municipal Bonds                               --           84,730,000     --              84,730,000
Certificate of Deposit                        --           13,500,576     --              13,500,576
Commercial Paper                              --           30,589,115     --              30,589,115
Repurchase Agreements                         --           64,140,000     --              64,140,000
----------------------------------------------------------------------------------------------------
Total                                       $ --       $  289,407,304   $ --         $   289,407,304
====================================================================================================

During the six months ended June 30, 2015, there were no transfers between Levels 1, 2 and 3.

The accompanying notes are an integral part of these financial statements.

                     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/15 17

Statement of Assets and Liabilities | 6/30/15 (unaudited)

ASSETS:
  Investment in securities (cost $225,267,304)                               $ 225,267,304
  Repurchase agreements (cost $64,140,000)                                      64,140,000
-------------------------------------------------------------------------------------------
  Total investment in securities (cost $289,407,304)                           289,407,304
  Cash                                                                          18,947,721
  Receivables --
     Fund shares sold                                                              407,300
     Interest                                                                       50,156
     Due from Pioneer Investment Management, Inc.                                  169,440
  Other assets                                                                      33,676
-------------------------------------------------------------------------------------------
        Total assets                                                         $ 309,015,597
===========================================================================================
LIABILITIES:
   Payables --
     Investment securities purchased                                         $     250,034
     Fund shares repurchased                                                       440,170
     Dividends                                                                      14,631
     Trustee fees                                                                      267
   Due to affiliates                                                               176,843
   Accrued expenses                                                                 42,549
-------------------------------------------------------------------------------------------
        Total liabilities                                                    $     924,494
===========================================================================================
NET ASSETS:
  Paid-in capital                                                            $ 308,273,319
  Distributions in excess of net investment income                                 (6,843)
  Accumulated net realized loss on investments                                   (175,373)
-------------------------------------------------------------------------------------------
        Total net assets                                                     $ 308,091,103
===========================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $249,329,522/249,498,586 shares)                         $        1.00
  Class Y (based on $58,761,581/58,778,354 shares)                           $        1.00
===========================================================================================

The accompanying notes are an integral part of these financial statements.

18 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/15

Statement of Operations (unaudited)

For the Six Months Ended 6/30/15

INVESTMENT INCOME:
   Interest                                                              $  133,552
-------------------------------------------------------------------------------------------------
        Total investment income                                                        $  133,552
=================================================================================================
EXPENSES:
  Management fees                                                        $  546,976
  Transfer agent fees and expenses
     Class A                                                                270,376
     Class Y                                                                    232
  Shareholder communications expense                                         80,542
  Administrative reimbursement                                               47,857
  Custodian fees                                                             17,632
  Registration fees                                                          18,672
  Professional fees                                                          35,856
  Printing expense                                                            5,646
  Fees and expenses of nonaffiliated Trustees                                 6,239
  Miscellaneous                                                               1,064
-------------------------------------------------------------------------------------------------
     Total operating expenses                                                          $1,031,092
     Less fees waived and expenses reimbursed
        by Pioneer Investment Management, Inc.                                           (913,134)
-------------------------------------------------------------------------------------------------
     Net expenses                                                                      $  117,958
-------------------------------------------------------------------------------------------------
        Net investment income                                                          $   15,594
-------------------------------------------------------------------------------------------------
REALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                                     $    1,438
-------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                                 $   17,032
=================================================================================================

The accompanying notes are an integral part of these financial statements.

                    Pioneer Cash Reserves Fund | Semiannual Report | 6/30/15 19

Statements of Changes in Net Assets

-------------------------------------------------------------------------------------------------------
                                                                  Six Months
                                                                  Ended
                                                                  6/30/15              Year Ended
                                                                  (unaudited)          12/31/14
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                             $         15,594     $         32,992
Net realized gain on investments                                             1,438                2,177
-------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations            $         17,032     $         35,169
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
     Class A ($0.0000+ and $0.0001 per share, respectively)       $        (12,710)    $       (27,240)
     Class Y ($0.0000+ and $0.0001 per share, respectively)                 (2,914)             (6,098)
-------------------------------------------------------------------------------------------------------
        Total distributions to shareowners                        $        (15,624)    $       (33,338)
-------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale or exchange of shares                      $     80,819,164     $    186,426,889
Reinvestment of distributions                                               15,624               55,521
Cost of shares repurchased                                            (105,342,251)        (204,589,033)
-------------------------------------------------------------------------------------------------------
  Net decrease in net assets resulting from
     Fund share transactions                                      $   (24,507,463)     $   (18,106,623)
-------------------------------------------------------------------------------------------------------
  Net decrease in net assets                                      $   (24,506,055)     $   (18,104,792)
NET ASSETS:
Beginning of period                                               $    332,597,158     $    350,701,950
-------------------------------------------------------------------------------------------------------
End of period                                                     $    308,091,103     $    332,597,158
-------------------------------------------------------------------------------------------------------
Distributions in excess of net investment income                  $         (6,843)    $         (6,813)
=======================================================================================================

+ Amount rounds to less than $0.0001 per share.

The accompanying notes are an integral part of these financial statements.

20 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/15

-------------------------------------------------------------------------------------------------------
                                 '15 Shares          '15 Amount
                                 (unaudited)         (unaudited)         '14 Shares     '14 Amount
-------------------------------------------------------------------------------------------------------
Class A
Shares sold                       74,043,515         $ 74,044,086         175,570,874   $  175,571,568
Reinvestment of
  distributions                       16,087               15,609              27,240           27,240
Less shares repurchased          (98,477,199)         (98,477,199)       (188,815,981)    (188,815,982)
------------------------------------------------------------------------------------------------------
     Net decrease                (24,417,597)        $(24,417,504)        (13,217,867)  $  (13,217,174)
======================================================================================================
Class Y
Shares sold                        6,775,078         $  6,775,078          10,883,403   $   10,883,559
Reinvestment of
   distributions                          15                   15                  43               43
Less shares repurchased           (6,865,052)          (6,865,052)        (15,773,051)     (15,773,051)
------------------------------------------------------------------------------------------------------
Net increase
  (decrease)                         (89,959)        $    (89,959)         (4,889,605)  $   (4,889,449)
======================================================================================================

The accompanying notes are an integral part of these financial statements.

                     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/15 21

Financial Highlights



------------------------------------------------------------------------------------------------------------------------------------
                                                  Six Months
                                                  Ended         Year          Year          Year          Year          Year
                                                  6/30/15       Ended         Ended         Ended         Ended         Ended
                                                  (unaudited)   12/31/14      12/31/13      12/31/12      12/31/11      12/31/10
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period              $   1.00      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                   $   0.00(a)   $  0.000(a)   $  0.000(a)   $  0.000(a)   $  0.000(a)   $ (0.000)(a)
------------------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                          $   0.00(a)   $  0.000(a)   $ (0.000)(a)  $ (0.000)(a)  $ (0.000)(a)  $ (0.000)(a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
====================================================================================================================================
Total return*                                         0.00%         0.01%         0.01%         0.01%         0.01%         0.02%
Ratio of net expenses to average net assets           0.08%**       0.05%(b)      0.08%         0.17%         0.11%         0.23%
Ratio of net investment income (loss) to
   average net assets                                 0.01%**       0.01%         0.01%         0.01%         0.01%         0.04%
Net assets, end of period (in thousands)          $249,330      $273,746      $286,961      $330,058      $296,783      $454,784
Ratios with no waiver of fees and assumption of
   expenses by the Adviser and no reduction for
   fees paid indirectly:
   Total expenses to average net assets               0.71%**       0.75%(b)      0.76%         1.30%         0.85%         0.85%
   Net investment income (loss) to average net
        assets                                       (0.62)%**     (0.69)%       (0.67)%       (1.12)%       (0.73)%       (0.58)%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

(a)  Amount rounds to less than $0.001 or $(0.001) per share.

(b)  Includes interest expense of 0.00%+.

+    Amount rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

22 Pioneer  Cash  Reserves  Fund  |  Semiannual Report | 6/30/15

------------------------------------------------------------------------------------------------------------------------------------
                                                    Six Months
                                                    Ended        Year         Year          Year          Year          Year
                                                    6/30/15      Ended        Ended         Ended         Ended         Ended
                                                    (unaudited)  12/31/14     12/31/13      12/31/12      12/31/11      12/31/10
------------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                $  1.00      $  1.00      $   1.00      $   1.00      $   1.00      $   1.00
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                     $  0.00(a)   $ 0.000(a)   $  0.000(a)   $  0.000(a)   $  0.000(a)   $ (0.000)(a)
------------------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                            $  0.00(a)   $ 0.000(a)   $ (0.000)(a)  $ (0.000)(a)  $ (0.000)(a)  $ (0.000)(a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $  1.00      $  1.00      $   1.00      $   1.00      $   1.00      $   1.00
------------------------------------------------------------------------------------------------------------------------------------
Total return*                                          0.00%        0.01%         0.01%         0.01%         0.01%         0.02%
Ratio of net expenses to average net assets            0.08%**      0.05%(b)      0.08%         0.13%         0.10%         0.22%
Ratio of net investment income (loss) to average
  net assets                                           0.01%**      0.01%         0.01%         0.01%         0.01%         0.02%
Net assets, end of period (in thousands)            $58,762      $58,851      $ 63,741      $ 62,578      $106,331      $ 59,570
Ratios with no waiver of fees and assumption of
  expenses by the Adviser and no reduction for
  fees paid indirectly:
  Total expenses to average net assets                 0.43%**      0.46%(b)      0.45%         0.59%         0.53%         0.51%
  Net investment income (loss) to average net
     assets                                           (0.34)%**    (0.40)%       (0.36)%       (0.45)%       (0.42)%       (0.27)%


* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

(a)  Amount rounds to less than $0.001 or $(0.001) per share.

(b)  Includes interest expense of 0.00+%

+    Amount rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

                     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/15 23

Notes to Financial Statements | 6/30/15 (unaudited)

1.    Organization and Significant Accounting Policies

Pioneer Cash Reserves Fund (the Fund) is a series of Pioneer Money Market Trust, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide high current income, preservation of capital, and liquidity through investments in high-quality short-term securities.

During the six months ended June 30, 2015, the Fund offered two classes of shares designated as Class A and Class Y shares. Effective November 1, 2012, the Fund ceased to offer Class B, Class C and Class R shares and converted all outstanding Class B, Class C and Class R shares to Class A shares. Class Y shares were first publicly offered on September 23, 2005. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

24 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/15

A.   Security Valuation

     Security transactions are recorded as of trade date. Securities are valued at amortized cost, which approximates fair market value. Shares of money market mutual funds are valued at such funds' net asset value. Cash may include overnight time deposits at approved financial institutions.

B.   Investment Income and Transactions

     Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

C.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2014, the Fund did not accrue any interest or penalties related to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by Federal and State tax authorities.

     The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

     The tax character of current year distributions payable will be determined at the end of the Fund's taxable year. The tax character of distributions paid during the years ended December 31, 2014 were as follows:

     ---------------------------------------------------------------------------
                                                                            2014
     ---------------------------------------------------------------------------
     Distributions paid from:
     Ordinary income                                                     $33,338
     ---------------------------------------------------------------------------
          Total                                                          $33,338
     ===========================================================================

                     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/15 25

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2014:

     ---------------------------------------------------------------------------
                                                                            2014
     ---------------------------------------------------------------------------
     Distributable earnings:
     Undistributed ordinary income                                    $    6,190
     Capital loss carryforward                                          (176,811)
     Current year dividends payable                                      (13,003)
     ---------------------------------------------------------------------------
          Total                                                       $ (183,624)
     ===========================================================================

D.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.

E.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A shares of the Fund (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A and Class Y shares can reflect different transfer agent and distribution expense rates.

F.   Risks

     At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and industry sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

26 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/15

G.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), manages the Fund's portfolio. Effective May 1, 2013, management fees are calculated daily at the annual rate of 0.35% of the Fund's average net daily net assets up to $1 billion and 0.30% on assets over $1 billion. Prior to May 1, 2013, management were calculated daily at the annual rate of 0.40% of the Fund's average net daily net assets up to $1 billion and 0.35% on assets over $1 billion. For the six months ended June 30, 2015, the net management fee (excluding waivers and/or reimbursement of expenses) was equivalent to 0.35%.

PIM has agreed to limit the Fund's expenses for any class of shares or waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share. From time to time, PIM and its affiliates may limit the expenses of one or more classes for the purpose of avoiding a negative yield or increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by PIM at any time without notice. Fees waived and expenses reimbursed during the six months ended June 30, 2015 are reflected on the Statement of Operations.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $100,857 in management fees, administrative costs and certain other reimbursements payable to PIM at June 30, 2015.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

                     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/15 27

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended June 30, 2015, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
 Shareholder Communications:
--------------------------------------------------------------------------------
 Class A                                                                 $80,542
 Class Y                                                                      --
--------------------------------------------------------------------------------
   Total                                                                 $80,542
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $75,986 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at June 30, 2015.

4.   Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A shares. Pursuant to the Plan, the Fund pays PFD 0.05% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. The plan paid 0.05% until June 30, 2014. From January 1, 2015 until the six months ended June 30, 2015, the plan paid 0.0%. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $0 in distribution fees payable to PFD at June 30, 2015.

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended June 30, 2015, the Fund's expenses were not reduced under such arrangements.

6.   Subsequent Event

The Board of Trustees of Pioneer Cash Reserves Fund has approved changes to the fund's investment objectives and strategies that will allow the fund to operate as a government money market fund under amendments to Rule 2a-7 under the Investment Company Act of 1940. The fund's operation as a government money market fund will result in shareholders having continued access to a stable net asset value (NAV) money market fund that is not subject to liquidity fees or redemption "gates" (temporary suspensions of redemptions). Under amended Rule 2a-7, a government money market fund is defined as a money market fund that invests 99.5% or more of its total assets in cash, government securities and/or repurchase agreements that are collateralized solely by cash or government securities.

28 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/15

Effective as of the close of business on or about November 13, 2015:

     o The fund's name will be changed to Pioneer U.S. Government Money Market Fund.


     o The fund's investment objectives and principal investment strategies as set forth in the "Fund summary" and "More on the fund's investment objectives and strategies" sections of the prospectus are revised as follows:

Investment objectives. Preservation of capital, liquidity, and current income.

Principal investment strategies. The fund will invest at least 99.5% of its total assets in government securities, cash, and/or repurchase agreements that are fully collateralized by government securities or cash.

Additional Information

PIM, the Fund's investment adviser, is currently an indirect, wholly-owned subsidiary of UniCredit. On April 23, 2015, UniCredit announced that it signed a preliminary and exclusive agreement with Banco Santander and affiliates of Warburg Pincus and General Atlantic (the "Private Equity Firms") with respect to Pioneer Investments ("Pioneer") and Santander Asset Management ("SAM") (the "Transaction").

The Transaction, as described in the UniCredit announcement, will entail the establishment of a holding company, with the name Pioneer Investments, to be owned by UniCredit (50%) and the Private Equity Firms (50% between them). The holding company will control Pioneer's U.S. operations, including the Adviser. The holding company also will own 66.7% of Pioneer's and SAM's combined operations outside the U.S., while Banco Santander will own directly the remaining 33.3% stake. The completion of the Transaction is subject to the signing of a definitive agreement, as well as certain regulatory and corporate approvals, and other conditions.

Under the Investment Company Act of 1940, completion of the Transaction will cause the Fund's investment advisory agreement with the Adviser to terminate. In connection with the Transaction, the Fund's Board of Trustees will be asked to approve a new investment advisory agreement for the Fund. If approved by the Board, the Fund's new investment advisory agreement will be submitted to the shareholders of the Fund for their approval.

                     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/15 29

Trustees, Officers and Service Providers

Trustees                                    Advisory Trustee
Thomas J. Perna, Chairman                   Lorraine H. Monchak*
David R. Bock
Benjamin M. Friedman                        Officers
Margaret B.W. Graham                        Lisa M. Jones, President and Chief
Marguerite A. Piret                            Executive Officer
Fred J. Ricciardi                           Mark E. Bradley,Treasurer and
Kenneth J. Taubes                              Chief Financial Officer
                                            Christopher J. Kelley, Secretary and
                                               Chief Legal Officer


Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

*    Ms. Monchak is a non-voting Advisory Trustee.

30 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/15

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                     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/15 33

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36 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/15

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2015 Pioneer Investments 19399-09-0815

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Not applicable.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Not applicable.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Not applicable.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Not applicable.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Not applicable.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Not applicable.

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule
2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Money Market Trust


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date August 28, 2015


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date August 28, 2015


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date August 28, 2015

* Print the name and title of each signing officer under his or her signature.